Reverse recapitalization - Summary of Fair Value Change of Earn-Out Rights (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Gores Guggenheim, Inc. Business Combination Agreement (BCA)
Reverse Recapitalization [Line Items]
Gains (losses) on change in fair value of earn-out rights	$ 139,638	$ 232,995